Income Taxes (Details) - Schedule of total loss before income taxes - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Loss before tax:
U.S.	$ (31,388)	$ (123,360)
Foreign	764	(4,136)
Total loss before tax	$ (30,624)	$ (127,496)